EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                        EATON VANCE TEXAS MUNICIPALS FUND

                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 1997


     Under the section "Investment Policies and Risks", effective immediately, each Fund (and its corresponding Portfolio) has an investment policy of investing at least 75% of its net assets in obligations rated at least investment grade.









September 1, 1997                                                       C8/1ABPS